Notes Payable (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Schedule of Notes Payable

	June 30, 2023	December 31, 2022
Secured Royalty Participation Agreements (1)	$–	$150,000
Vehicle and equipment loans (2)	2,770	11,246
Notes payable (3)	1,350,477	285,000
Convertible notes payable, net of discount (4)	1,056,348	482,885
Total notes payable, net of discount of $945,293 and $1,823,265 as of June 30, 2023 and December 31, 2022, respectively	$2,409,595	$929,131